Stock-based payment plans - Compensation expenses (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Expense from share-based payment transactions
Cost of revenue - subscriptions	$ 315	$ 74	$ 492	$ 95
Cost of revenue - professional services.	183	42	287	81
Sales and marketing	1,523	676	2,704	1,078
Research and development.	1,359	322	2,542	488
General and administration	1,315	773	2,691	1,236
Total stock-based compensation expense	4,695	1,887	8,716	2,978
Stock Options [member]
Expense from share-based payment transactions
Total stock-based compensation expense	198	657	519	1,315
Unrecognised compensation expenses	4,300		$ 4,300
Period of recognition for unrecognized compensation expense			1 year 10 months 24 days
Employee warrants (BSPCE)
Expense from share-based payment transactions
Total stock-based compensation expense	78	97	$ 152	183
Unrecognised compensation expenses	700		$ 700
Period of recognition for unrecognized compensation expense			2 years
Employee warrants (BSA)
Expense from share-based payment transactions
Total stock-based compensation expense	190	86	$ 332	156
Unrecognised compensation expenses	600		$ 600
Period of recognition for unrecognized compensation expense			7 months 6 days
Restricted Shares
Expense from share-based payment transactions
Total stock-based compensation expense	81	279	$ 165	556
Unrecognised compensation expenses	300		$ 300
Period of recognition for unrecognized compensation expense			1 year
Restricted stock units
Expense from share-based payment transactions
Total stock-based compensation expense	3,845	$ 768	$ 7,113	$ 768
Unrecognised compensation expenses	40,400		$ 40,400
Period of recognition for unrecognized compensation expense			3 years 6 months
Employee stock purchase plan
Expense from share-based payment transactions
Total stock-based compensation expense	$ 303		$ 435